Equity - Schedule of Distribution of Dividends (Detail) - CLP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of equity [line items]
Income attributable to equity holders	$ (808,784)	$ 113,684	$ 171,331
Allocated to reserves and retained earnings			120,433
Allocated to dividends		$ 127,065	$ 51,614
Percentage distributed		100.00%	30.00%
Number of shares		512,406,760,091	512,406,760,091
Dividend per share		$ 0.24798	$ 0.10073
Company A [Member]
Disclosure of equity [line items]
Income attributable to equity holders		$ 127,065	$ 172,047